Other information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 MW	Dec. 31, 2021 NUMBER GW MW	Dec. 31, 2020
SKGR Energy Single Member SA | Greece | Plenitude
Other information
Equity interest acquired (as a percent)	100.00%
Power generating capacity, existing or in advanced development	800
Corazon I Solar plant | Texas | Plenitude
Other information
Power generating capacity, existing or in advanced development	266
Energia Eolica Boreas SLU | Plenitude
Other information
Equity interest acquired (as a percent)	100.00%
Power generating capacity, existing or in advanced development	104.5
Export LNG Ltd | Exploration & Production
Other information
Equity interest acquired (as a percent)	100.00%
Aldro Energa Y Soluciones SLU
Other information
Equity interest acquired (as a percent)		100.00%
FRI-EL Biogas Holding SpA
Other information
Equity interest acquired (as a percent)		100.00%
Portfolio Of Thirteen Onshore Wind Facilities
Other information
Power generating capacity, existing or in advanced development		315
Portfolio Of Nine Renewable Energy Projects
Other information
Power generating capacity, existing or in advanced development | GW		0.9
Power generating capacity, projected		234
Number of wind farms in operation | NUMBER		3
Number of wind farms under construction | NUMBER		1
Number of photovoltaic projects | NUMBER		5
Finproject SpA
Other information
Equity interest acquired (as a percent)		60.00%	40.00%
Be Power
Other information
Equity interest acquired (as a percent)		100.00%